OPERATING SEGMENTS ( Schedule of Revenues Based on Customers) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	76.00%	89.00%	86.00%
Germany [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10.00%	11.00%	14.00%
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14.00%